                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS   October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
CORPORATE LOANS--90.6%
CONSUMER DISCRETIONARY--28.0%
AUTO COMPONENTS--2.7%
Dana Corp., Sr. Sec. Credit Facilities Term Loan,
4.51%-4.70%, 1/30/15(1)                                           $   16,380,149   $   16,368,453
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.75%, 9/29/16(1)                                     3,140,000        3,167,475
TI Automotive Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 9.50%, 6/24/16(1)                                           5,000,000        5,062,500
United Components, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.25%, 3/23/17(1)                                     10,000,000       10,105,000
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 8%, 10/1/17(1)                                             23,900,000       24,124,063
                                                                                   --------------
                                                                                       58,827,491
AUTOMOBILES--1.2%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 8/3/13(2, 3)                                              55,167,889          620,639
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.01%-3.05%, 12/16/13(1)                                   25,668,455       25,452,686
                                                                                   --------------
                                                                                       26,073,325
DIVERSIFIED CONSUMER SERVICES--0.4%
Alliance Laundry Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.25%, 9/10/16(1)                       2,240,000        2,263,101
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 7%, 8/17/14(1)                                         6,752,947        6,707,365
                                                                                   --------------
                                                                                        8,970,466
HOTELS, RESTAURANTS & LEISURE--5.6%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/22/16(1)            8,837,850        8,459,484
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.50%, 4/15/15(1)                                     7,730,625        7,737,822
BLB Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7/18/11(2)                                                             7,875,682        6,083,964
BLB Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7/25/13(2, 3)                                                          8,000,000          190,000
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 5.50%-8.50%, 7/13/12(1)                         16,825,967       16,802,832
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.506%, 5/4/13(1)                                           2,301,056        2,191,756
Cannery Casino Resorts LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 4.506%, 5/4/13(1)                                  3,047,159        2,902,419
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 4/1/16(1)                                            3,890,250        3,946,507
DineEquity, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.50%, 9/21/17(1)                                     5,110,000        5,169,618


                    1 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Tranche B, 3.069%, 6/30/14(1, 4)                            $    3,726,934   $    3,015,712
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term
Loan, Delayed Draw, 3.068%-3.069%, 6/8/14(1, 4)                        1,907,193        1,543,237
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche 2L, 3.51%, 12/31/14(1)                                   7,000,000        2,791,250
Harrah's Operating Co., Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 3.288%, 1/28/15(1)                                         4,554,229        4,025,369
Tranche B2, 3.288%, 1/28/15(1)                                         4,890,018        4,329,793
Tranche B3, 3.288%-3.289%, 1/28/15(1)                                  2,551,616        2,253,709
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw:
Tranche A, 5%, 11/25/13(1)                                               971,450          953,033
Tranche B, 5%, 11/25/13(1)                                             1,104,519        1,083,579
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term
Loan, 5%, 11/25/13(1)                                                  2,761,297        2,708,949
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, Delayed Draw, 3.03%, 11/23/16(1)                            2,148,179        2,008,380
Las Vegas Sands LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 3.03%, 11/23/16(1)                                          4,591,846        4,302,275
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche E, 7%, 2/21/14(1)                                        9,953,283        9,405,852
Michael Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.25%, 6/14/16(1)                                     4,987,500        5,062,313
Six Flags, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6%, 6/30/16(1)                                                        14,196,396       14,276,180
Six Flags, Inc., Sr. Sec. Credit Facilities 2nd Lien Exit Term
Loan, 7.25%, 10/8/16(1)                                                1,565,000        1,622,384
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term
Loan:
Tranche A, 10.275%, 2/5/13(1, 4)                                         323,320          312,812
Tranche B, 2.713%, 3/1/15(1, 4)                                          666,791          566,772
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 4.78%, 5/25/13(1)                                      997,355          997,854
Tranche B, 4.78%, 5/25/13(1)                                           1,393,567        1,394,264
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 4.78%, 5/25/11(1)                                  6,131,301        6,134,366
                                                                                   --------------
                                                                                      122,272,485
HOUSEHOLD DURABLES--1.1%
NBTY, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 7/14/17(1)                                           7,475,000        7,582,423
Phillips-Van Heusen Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.75%, 3/15/16(1)                                6,231,447        6,295,201
Sleep Innovations, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 3/5/15(2, 4)                                                4,258,032        4,279,322
Spectrum Brands Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8%, 6/4/16(1)                                          2,563,000        2,618,265


                    2 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
HOUSEHOLD DURABLES CONTINUED
Springs Window Fashions Division, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.063%, 12/30/12(1)              $    3,847,074   $    3,678,764
                                                                                   --------------
                                                                                       24,453,975
MEDIA--15.1%
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.539%, 5/15/14(1)                                     6,535,913        5,114,352
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5%, 10/8/16(1)                                        3,473,772        3,434,692
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.90%, 5/15/13(1, 4, 5)                                    18,521,735       10,649,997
American Media Operations, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 9.863%, 1/30/13(1)                              12,651,085       12,508,760
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities
Incremental Term Loan, 7.50%, 7/3/14(1)                                3,934,459        3,941,836
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities
Term Loan, 2.54%, 7/4/14(1)                                           10,987,147       10,058,854
Cequel Communications LLC, Sr. Sec. Credit Facilities Term
Loan, 2.25%-2.257%, 11/5/13(1)                                        11,233,810       11,102,161
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.255%, 3/5/14(1)                      10,334,150       10,156,506
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 2.755%, 9/1/14(1)                       8,515,938        8,058,206
Charter Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche T2 Add-on, 7.151%, 3/6/14(1)                            14,687,735       15,251,641
Cinram International, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.257%, 5/6/11(1)                                               17,431,173       13,422,003
Citadel Broadcasting Co., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 11%, 6/3/15(1)                                        20,317,699       21,536,761
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.905%, 1/29/16(1)                     11,297,126        8,999,573
Dex Media West LLC, Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 7%, 10/24/14(1)                                             2,571,165        2,392,791
Entercom Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche A, 1.479%-4.192%, 6/30/12(1)                  11,976,300       11,626,986
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.131%-7.397%, 7/14/15(1)                            19,009,976       18,867,401
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan,
4.51%, 12/31/14(1)                                                    17,029,934       16,554,509
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.685%, 8/5/12(1)                               18,804,417       18,316,687
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.50%, 9/30/16(1)                                           5,510,000        5,536,690
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 4.506%-4.75%, 3/29/13(1)                             19,576,980       18,696,015
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche E, 4.50%, 10/20/17(1)                          4,987,500        4,912,688


                    3 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
MEDIA CONTINUED
Mediacom Communications Corp./MCC Georgia LLC, Sr. Sec.           $    9,975,000   $    9,891,878
Credit Facilities 1st Lien Term Loan, Tranche FA, 4.50%,
10/20/17(1)
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 13.759%-14.63%, 11/15/13(1, 4)                                  26,870,034       25,257,832
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B Add-on, 4/8/12(2)                                            8,266,250        3,871,358
Tranche B, 4/8/12(2)                                                  20,191,731        9,456,454
Penton Media, Inc., Sr. Sec. Credit Facilities Exit Term
Loan:
Tranche B, 4.745%, 8/1/14(1, 4)                                       24,366,821       18,275,116
Tranche B, 4.745%, 8/1/14(1, 4)                                          220,100          165,075
Philadelphia Newspapers, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6/29/13(2)                            2,444,102          672,128
Sinclair Television Group, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.50%, 10/29/15(1)                      2,304,225        2,333,009
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche A, 8%, 9/28/14(1)                                              1,611,645        1,458,538
Tranche B, 8%, 9/28/14(1, 4)                                           1,074,430          972,359
Univision Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.506%, 9/29/14(1)                      6,694,867        6,338,741
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Incremental Term Loan, 6.756%-8.63%, 6/18/14(1)               6,606,688        6,485,568
Wide Open West Finance LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2.756%-4.685%, 6/30/14(1)                 559,615          521,841
Young Broadcasting, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8%, 6/30/15(1, 5)                                 8,872,306        8,909,277
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term
Loan, Tranche B, 7.50%, 6/18/15(1)                                     4,987,106        5,058,796
                                                                                   --------------
                                                                                      330,807,079
SPECIALTY RETAIL--1.4%
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 2.51%-2.53%, 5/28/13(1)                          6,600,915        6,439,608
Claire's Stores, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2.75%-3.049%, 5/29/14(1)                   12,127,029       10,782,421
Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.25%, 11/12/15(1)                          5,806,076        5,893,168
Toys R Us Delaware, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 8/11/16(1)                              6,300,000        6,343,313
                                                                                   --------------
                                                                                       29,458,510
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Visant Holding Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7%, 9/22/16(1)                             11,600,000       11,713,587


                    4 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
CONSUMER STAPLES--2.1%
FOOD & STAPLES RETAILING--0.1%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche 2, 2.01%, 6/4/14(1)                                       $    2,715,164   $    2,450,923
FOOD PRODUCTS--1.5%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche B1, 5%-5.50%, 2/1/17(1)                                        2,926,470        2,947,887
Tranche C1, 5%-5.50%, 2/1/17(1)                                        7,268,622        7,321,813
Pierre Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7%-7.397%, 7/29/16(1)                                       9,965,001        9,877,807
Pierre Foods, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 11.25%, 7/29/17(1)                                          6,475,000        6,531,656
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.756%, 4/2/14(1)                                5,817,823        5,676,014
                                                                                   --------------
                                                                                       32,355,177
PERSONAL PRODUCTS--0.5%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 9.303%, 3/5/15(1,4)                                              6,797,371        6,270,574
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6%, 8/15/15(1)                                                   5,596,876        5,613,868
                                                                                   --------------
                                                                                       11,884,442
ENERGY--4.0%
ENERGY EQUIPMENT & SERVICES--2.8%
AL Gulf Coast Terminals LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.75%, 6/2/16(1)                       11,121,424       10,871,192
Bourland & Leverich Supply, Sr. Sec. Credit Facilities
1st Lien Term Loan, 11%, 8/15/15(1)                                    5,720,000        5,548,400
Precision Drilling Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B1, 7.151%, 9/23/14(1)                              7,702,974        7,811,301
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche I-A, 7.50%, 4/20/17(1)                                         1,953,315        1,956,977
Tranche I-M, 7.50%, 4/20/17(1)                                         1,193,096        1,195,333
Sheridan Production Co. LLC, Sr. Sec. Credit Facilities
Term Loan, 7.50%, 4/20/17(1)                                          14,741,089       14,768,728
Trident Exploration Corp., Sr. Sec. Credit Facilities
1st Lien Exit Term Loan, 12.50%, 5/17/14(1)                           18,645,363       18,994,963
                                                                                   --------------
                                                                                       61,146,894
OIL, GAS & CONSUMABLE FUELS--1.2%
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche D, 6%, 4/3/16(1)                                    6,712,200        6,734,223
Venoco, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 4.313%, 5/7/14(1)                                                8,044,748        7,624,072
Western Refining, Inc., Sr. Sec. Credit Facilities Term
Loan, 10.603%, 2/8/14(1)                                              12,359,275       12,449,399
                                                                                   --------------
                                                                                       26,807,694


                    5 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
FINANCIALS--3.3%
CAPITAL MARKETS--0.9%
Fortress Investment Group LLC, Sr. Sec. Credit
Facilities Term Loan, 5.75%, 9/13/15(1)                           $    6,315,000   $    6,378,150
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 3.288%-3.289%, 11/1/14(1)                                  13,858,257       13,016,812
                                                                                   --------------
                                                                                       19,394,962
CONSUMER FINANCE--0.6%
American General Financial Services Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7.25%, 4/16/15(1)                      13,000,000       13,143,208
INSURANCE--0.9%
ILFC Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7%, 3/5/16(1)                                        3,807,692        3,902,885
International Lease Finance Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 2/23/15(1)           8,192,308        8,406,627
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.505%, 4/3/14(1)                                  8,372,958        6,698,366
                                                                                   --------------
                                                                                       19,007,878
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
Realogy Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Delayed Draw, Tranche B, 13.50%, 10/15/17                       13,155,000       14,196,442
THRIFTS & MORTGAGE FINANCE--0.3%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities
Term Loan, 8%, 12/10/15(1)                                             6,715,990        6,674,016
HEALTH CARE--10.1%
BIOTECHNOLOGY--0.4%
Grifols SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%, 6/4/16(1)                                      7,515,000        7,604,241
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.255%, 4/30/13(1)                                     1,783,062        1,746,564
Carestream Health, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 5.505%, 9/26/13(1)                                     8,000,000        7,836,248
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan,
7.25%, 2/1/15(1)                                                       7,241,048        7,150,535
Gentiva Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/16(1)           11,280,000       11,359,896
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.50%, 7/9/17(1)                                15,456,000       15,540,529
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.253%-3.255%, 10/31/14(1)                            8,018,823        7,822,361
                                                                                   --------------
                                                                                       51,456,133
HEALTH CARE PROVIDERS & SERVICES--6.9%
Ardent Health Services LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.50%, 7/19/15(1)                                  9,950,000        9,887,813
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8%, 3/16/15(1)               3,080,000        3,012,625


                    6 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Aveta, Inc./NAMM Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8%, 3/16/15(1)          $    3,080,000   $    3,012,625
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.549%, 7/2/14(1)                    11,288,330       11,090,785
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 2.549%, 7/2/14(1)                    580,258          570,104
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3%, 9/28/16(1)                                        3,835,000        3,871,352
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 8/10/12(1)                                      6,717,923        6,549,975
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 3.539%, 3/31/17(1)                                   3,675,729        3,612,440
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 2.539%, 11/18/13(1)                                                 6,741,137        6,604,885
Health Management Associates, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.039%, 2/28/14(1)                    5,666,972        5,544,582
Healthspring, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.50%, 8/27/16(1)                                8,190,000        8,138,813
Healthways, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.79%, 11/15/13(1)                                          8,470,000        7,919,450
JW Childs Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.50%, 9/10/16(1)                                      7,825,000        7,856,793
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.755%, 10/18/14(1)                                        10,363,060       10,139,612
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 2.29%, 3/31/13(1)            8,328,816        8,245,527
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 4.29%, 3/31/14(1)                       1,000,000          992,500
RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6%, 11/3/15(1)                              6,169,722        6,197,455
Rural/Metro Operating Corp., Sr. Sec. Credit Facilities
Term Loan, 7%, 11/20/14(1)                                             2,946,366        2,948,208
SHG Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.75%, 9/23/16(1)                               10,330,000       10,246,069
SouthernCare, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 13.936%, 12/10/10(1,4)                                8,753,666        4,595,675
Universal Health Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 5/16/16(1)              11,165,000       11,292,560
Vanguard Health Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 5%, 1/15/16(1)               7,462,547        7,480,427
Warner Chilcott plc, Sr. Sec. Credit Facilities Term
Loan:
Tranche A, 6%, 10/30/14(1)                                             2,602,542        2,603,445
Tranche B1, 6.25%, 4/30/15(1)                                          1,256,272        1,263,534
Tranche B2, 6.25%, 4/30/15(1)                                          2,091,920        2,104,013
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st
Lien Term Loan, 6.50%, 7/31/16(1)                                      6,384,000        6,428,886
                                                                                   --------------
                                                                                      152,210,153


                    7 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
PHARMACEUTICALS--0.4%
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.505%, 4/10/14(1)                                     $    4,677,481   $    4,395,859
Warner Chilcott plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B3, 6.50%, 2/20/16(1)                                    3,525,392        3,550,260
Warner Chilcott plc, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, Tranche B4, 6.50%, 2/20/16(1)                      1,144,608        1,152,682
                                                                                   --------------
                                                                                        9,098,801
INDUSTRIALS--21.0%
AEROSPACE & DEFENSE--4.5%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 3.255%, 9/28/12(1)                                            182,290          163,605
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 3.256%-3.291%, 9/30/13(1)                                          10,296,247        9,240,881
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 8.75%, 9/16/13(1)                                                4,702,500        4,774,016
Dyncorp International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.25%, 4/11/16(1)                               14,117,836       14,221,432
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 10.50%, 3/26/14(1)                              19,693,350       19,609,653
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.233%, 12/30/12(1, 4)                                18,716,672       18,389,130
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 12.50%, 6/30/13(1)                                     8,838,686        8,706,106
Triumph Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.563%, 6/1/16(1)                                                3,268,808        3,295,367
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan,
2.313%, 2/3/14(1)                                                     22,528,696       21,398,228
                                                                                   --------------
                                                                                       99,798,418
AIR FREIGHT & LOGISTICS--0.7%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 10.481%, 10/31/11(1, 4)                14,967,775       14,780,678
BUILDING PRODUCTS--1.3%
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 7%, 1/21/16(1)                                             19,303,000       18,892,811
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan,
7.397%, 5/11/13(1)                                                     1,001,384          966,336
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2/6/11(2)                                                   3,640,440          928,312
Goodman Global, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7%, 10/6/17(1)                                                   1,025,000        1,049,344
Goodman Global, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.164%, 2/13/14(1)                                          1,000,000        1,001,500
Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.75%, 7/7/14(1)                                                 4,323,302        4,280,069
United Subcontractors, Inc., Sr. Sec. Credit Facilities Term
Loan, 6/30/15(2)                                                         930,225          818,598
                                                                                   --------------
                                                                                       27,936,970


                    8 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
COMMERCIAL SERVICES & SUPPLIES--7.9%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.644%, 1/29/15(1)                               $   10,397,069   $   10,449,055
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.256%-3.398%, 7/3/14(1)                                    3,929,965        3,677,463
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.25%, 3/31/15(1)                                                     11,345,000       11,157,104
Autotrader.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6%, 5/4/16(1)                                         1,500,000        1,506,563
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche C, 6%, 7/31/15(1)                              4,764,000        4,789,011
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.397%, 5/21/15(1)                                          8,301,382        8,342,889
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.255%, 11/9/14(1)                                                     5,000,000        4,592,500
Evertec, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.397%, 7/1/16(1)                                           5,200,000        5,187,000
Fidelity National Information Services, Inc., Sr. Sec Credit
Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/18/16(1)           10,435,001       10,487,175
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4%, 10/28/16(1)              4,960,000        5,004,952
Fifth Third Processing Solutions LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 6.75%, 10/30/17(1)                        520,000          528,775
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 3.005%-3.006%, 9/24/14(1)                                 7,606,094        6,851,532
Tranche B-2, 3.005%-3.006%, 9/24/14(1)                                13,631,571       12,277,711
Tranche B-3, 3.005%-3.006%, 9/24/14(1)                                 2,300,876        2,072,358
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.25%, 5/18/16(1)                                           3,725,663        3,750,501
Interactive Data Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.75%, 11/3/16(1)                               10,374,000       10,563,066
Language Line Holdings LLC, Sr. Sec. Credit Facilities Term
Loan, 5.50%, 10/29/15(1)                                               5,344,538        5,301,113
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10%, 6/22/13(1)                                             1,828,851        1,527,090
New Customer Service, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6%, 3/5/16(1)                                              10,528,573       10,466,063
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 3.80%, 11/15/12(1)                                               7,000,000        6,872,250
Sedgwick CMS Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.50%, 6/30/16(1)                           5,124,250        5,156,277
TransUnion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.75%, 6/15/17(1)                                           7,521,150        7,664,526
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, Tranche T1, 2.79%-2.963%, 8/23/13(1)                             5,923,469        5,853,786
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.292%, 2/21/15(1)                              12,201,202       11,423,375


                    9 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 4.505%-4.506%, 7/15/16(1)                             $    6,845,743   $    6,822,496
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.915%, 10/17/11(1, 4)                          11,750,592       10,810,545
                                                                                   --------------
                                                                                      173,135,176
CONSTRUCTION & ENGINEERING--0.2%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan,
5.75%, 3/19/15(1)                                                      3,874,576        3,884,263
ELECTRICAL EQUIPMENT--0.9%
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.506%, 12/1/16(1)                     21,624,966       20,399,544
INDUSTRIAL CONGLOMERATES--1.1%
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.50%, 4/26/16(1)                                     5,516,175        5,533,413
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan,
10.849%, 10/1/13(1)                                                   24,959,530       19,218,838
                                                                                   --------------
                                                                                       24,752,251
MACHINERY--2.0%
Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche C, 4.50%, 12/21/16(1)                         17,210,041       17,392,899
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8%, 8/21/14(1)                                        4,476,388        4,493,796
Pinafore LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.658%, 9/7/16(1)                                           8,950,000        9,066,771
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.76%, 7/2/14(1)                                           13,985,301       12,170,121
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.76%, 7/2/14(1)                                   1,710,573        1,488,554
                                                                                   --------------
                                                                                       44,612,141
MARINE--0.1%
Tenneco Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.039%, 5/13/16(1)                                          1,296,750        1,305,244
ROAD & RAIL--1.8%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 8.25%, 5/10/14(1)                                          20,739,325       20,428,235
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.50%, 10/12/14(1)                                              20,523,613       18,804,761
                                                                                   --------------
                                                                                       39,232,996
TRADING COMPANIES & DISTRIBUTORS--0.5%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Delayed Draw, Tranche 3, 6.25%, 7/27/15(1)                            10,412,329       10,606,478
INFORMATION TECHNOLOGY--4.9%
INTERNET SOFTWARE & SERVICES--1.0%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 3.058%, 10/26/14(1)                                        5,716,957        5,201,242


                   10 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Savvis Communications Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.75%, 7/9/16(1)                       $   16,400,000   $   16,623,450
                                                                                   --------------
                                                                                       21,824,692
IT SERVICES--2.9%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3.51%-3.54%, 12/20/12(1)                                               9,784,372        9,686,529
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 2.55%,
5/17/13(1)                                                            13,491,899       13,407,575
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan,
6.50%, 12/9/15(1)                                                      2,679,286        2,682,635
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan,
10.25%, 12/15/16(1)                                                    3,535,000        3,605,700
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.75%, 12/2/14(1)                                     10,000,000        9,925,000
Telcordia Technologies, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.75%, 4/9/16(1)                                       9,484,869        9,575,269
Vertafore, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan,
6.75%, 7/31/16(1)                                                     14,949,219       15,027,702
                                                                                   --------------
                                                                                       63,910,410
OFFICE ELECTRONICS--0.5%
CDW Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.256%, 10/10/14(1)                                        10,689,663       10,180,236
SOFTWARE--0.5%
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.25%, 5/9/14(1)                                           12,020,534       11,907,841
MATERIALS--9.3%
CHEMICALS--5.1%
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term
Loan, Tranche B, 5.50%, 8/11/16(1)                                     7,644,000        7,712,475
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Debtor in Possession, Tranche A, 6%, 3/22/11(1)                        7,644,000        7,663,110
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/5/15(1)                                        2,685,262        2,624,844
Tranche C2-B, 4.063%, 5/5/15(1)                                        1,121,118        1,095,893
Tranche C5-B, 4.063%, 5/5/15(1)                                        3,767,828        3,664,213
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche C4-B, 4.188%, 5/5/15(1)                             5,196,141        5,079,228
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan:
Tranche B2, 7.501%, 12/16/13(1)                                        4,697,772        4,811,303
Tranche C2, 8.001%, 12/16/14(1)                                        4,921,537        5,040,476
JT Baker Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.25%, 9/20/16(1)                                           2,490,000        2,502,450
K2 Pure Solutions NoCal LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 10%, 7/20/15(1)                                             4,200,000        4,074,000


                   11 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
CHEMICALS CONTINUED
Lyondell Chemical Co., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 5.50%, 3/14/16(1)                            $    3,491,250   $    3,525,073
Momentive Performance Materials, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.563%, 12/4/13(1)                   14,526,564       14,185,596
Nalco Co., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.50%, 9/21/17(1)                                    2,995,000        3,033,375
Omnova Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4%, 4/12/17(1)                              2,590,000        2,604,569
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.51%-3.54%, 7/30/14(1)                                                2,977,157        2,855,374
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.76%, 7/30/15(1)                                                     13,110,000       12,397,144
Styron Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.50%, 5/21/16(1)                                     5,678,125        5,782,818
Univar NV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche C, 4.50%, 6/30/17(1)                                     9,280,000        9,303,200
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.255%, 10/10/14(1)                                        13,994,247       13,986,746
                                                                                   --------------
                                                                                      111,941,887
CONSTRUCTION MATERIALS--0.1%
CB Richard Ellis Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B1A, 6.164%, 12/20/15(1)                   2,402,405        2,401,655
CONTAINERS & PACKAGING--3.0%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6%, 2/18/16(1)                                     5,667,693        5,681,861
Anchor Glass Container Corp., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10%, 8/2/16(1)                                     8,000,000        7,975,000
BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan:
Tranche B, 5.50%-5.918%, 3/28/17(1)                                    3,055,200        3,068,567
Tranche C, 5.50%-5.918%, 3/28/17(1)                                      286,425          287,678
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.75%, 9/28/14(1)                                 16,000,000       14,180,000
Graham Packaging Co. LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche D, 6%, 8/9/16(1)                               5,000,000        5,057,815
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan, Tranche C, 6.75%, 4/5/14(1)                                      5,884,020        5,943,913
Multi-Packaging Solutions, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 7%, 4/26/16(1)                          3,910,500        3,920,276
Reynolds Group Holdings Ltd., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 1%, 3/16/16(1)                         10,000,000       10,088,830
Reynolds Packaging Group, Sr. Sec. Credit Facilities
Term Loan, Tranche 1S, 6.75%, 5/5/16(1)                                9,875,390        9,971,063
                                                                                   --------------
                                                                                       66,175,003
METALS & MINING--0.3%
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 12/19/13(2, 3)                                              1,890,661           24,390


                   12 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
METALS & MINING CONTINUED
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.25%, 7/11/16(1)                      $    5,525,000   $    5,564,134
                                                                                   --------------
                                                                                        5,588,524
PAPER & FOREST PRODUCTS--0.8%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated,
Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/31/09(2)                                                            11,544,068       11,505,592
Smurfit-Stone Container Enterprises, Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, Tranche B, 6.75%,
1/2/16(1)                                                              6,982,500        7,059,308
                                                                                   --------------
                                                                                       18,564,900
TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 2.505%-2.539%, 5/31/14(1)                      26,293,207       23,707,718
Level 3 Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.539%, 3/16/14(1)                                         13,703,882       12,794,779
U.S. Telepacific Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 9.25%, 7/15/15(1)                           9,950,000       10,047,430
                                                                                   --------------
                                                                                       46,549,927
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.50%, 5/12/17(1)                           3,642,737        3,670,341
Intelsat Jackson Holdings Ltd., Sr. Sec. Credit
Facilities Term Loan, 3.29%, 2/1/14(1)                                12,056,576       11,506,495
                                                                                   --------------
                                                                                       15,176,836
UTILITIES--5.1%
ELECTRIC UTILITIES--4.5%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%,
6/24/14(1)                                                             7,093,845        7,129,491
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term
Loan, 1/16/15(2)                                                       7,174,048        5,097,161
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7%, 4/21/17(1)                                                  14,962,500       15,275,785
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.005%-3.039%, 6/28/13(1)                            13,301,333       12,489,952
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.539%, 3/8/13(1)                                          12,303,954       12,219,364
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.039%, 8/16/12(1)                                 6,473,526        5,814,035
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 3.789%, 8/16/13(1)                                11,000,000        8,944,375
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 2.105%, 8/16/12(1)                           971,581          872,601
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.039%, 8/16/12(1)                              501,699          450,588
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.706%, 2/15/15(1, 4)                                           13,404,548        9,492,095


                   13 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                     Principal
                                                                      Amount            Value
                                                                  --------------   --------------
ELECTRIC UTILITIES CONTINUED
RRI Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.25%, 9/8/17(1)                            $    5,970,000   $    5,985,994
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 4.538%,
6/24/11(1)                                                               357,364          356,694
Rocky Mountain Energy Center LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.538%, 6/24/11(1)                        120,056          119,831
Rocky Mountain Energy Center LLC, Sr. Sec. Credit
Facilities Letter of Credit Term Loan, 4.538%, 6/24/11(1)                 38,018           37,947
Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche B1, 3.756%-3.789%, 10/10/14(1)                                 3,643,407        2,866,451
Tranche B3, 3.756%-3.789%, 10/10/14(1)                                11,629,644        9,156,368
Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
Credit Facilities Term Loan, Delayed Draw,
3.756%-3.789%, 10/10/14(1)                                             3,217,500        2,516,436
                                                                                   --------------
                                                                                       98,825,168
MULTI-UTILITIES--0.2%
Great Point Power, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 5.50%, 2/4/17(1)                                         4,467,550        4,473,134
WATER UTILITIES--0.4%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 2.789%, 4/19/14(1)                                    8,002,963        7,557,798
                                                                                   --------------
Total Corporate Loans (Cost $2,012,834,177)                                         1,985,530,052
LOAN PARTICIPATIONS--0.2%
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 4.538%,
6/24/11(1)                                                             2,908,053        2,902,600
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 4.538%, 6/24/11(1)                           623,484          622,315
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Term Loan, 4.538%, 6/24/11(1)                                            976,959          975,127
                                                                                   --------------
Total Loan Participations (Cost $4,495,819)                                             4,500,042
CORPORATE BONDS AND NOTES--2.7%
Aleris International, Inc., 6% Bonds, 7/1/20                              98,792           98,792
Berry Plastics Corp., 5.039% Sr. Sec. Nts., 2/15/15(1)                 8,470,000        8,173,550
Berry Plastics Holding Corp., 4.167% Sr. Sec. Nts.,
9/15/14(1)                                                             9,201,000        8,119,883
Cognis GmbH, 2.292% Sr. Sec. Bonds, 9/15/13(1, 6)                      1,450,000        1,459,063
LightPoint CLO Ltd. VII, 4.376% Collateralized Loan
Obligations Sub. Deferrable Nts., Series 2007-7A, Cl. D,
5/15/21(1, 7)                                                          4,500,000        2,407,500
Lyondell Chemical Co., 11% Sr. Sec. Nts., 5/1/18                       6,485,120        7,295,760
NXP BV/NXP Funding LLC, 3.039% Sr. Sec. Nts., 10/15/13(1)             19,930,000       19,008,238
Verso Paper Holdings LLC, 4.216% Sr. Sec. Nts., Series
B, 8/1/14(1)                                                          12,177,500       10,990,185
Wellman, Inc., 5% Cv. Nts., 1/30/19(2, 3, 4)                           3,638,055        2,149,486
                                                                                   --------------
Total Corporate Bonds and Notes (Cost $73,299,301)                                     59,702,457


                   14 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                                      Shares            Value
                                                                  --------------   --------------
PREFERRED STOCKS--0.0%
Alpha Media Group, Inc., Preferred(3, 5) (Cost $--)                        1,145   $           --
COMMON STOCKS--0.8%
Aleris International, Inc. (3)                                           114,329        4,973,312
Alpha Media Group, Inc. (3, 5)                                             8,587               --
Champion Opco LLC (3)                                                    183,994          505,983
Levlad LLC (3)                                                            40,755          203,773
Sleep Innovations, Inc., Cl. 2 (3)                                        28,602               --
Sleep Innovations, Inc., Cl. 4 (3)                                         4,275               --
Star Tribune Holdings Corp. (3)                                           39,111          816,442
Turtle Bay Holding Co. LLC (3)                                           324,258          279,672
United Subcontractors, Inc. (3)                                           39,690          987,279
Wellman, Inc. (3)                                                          3,371               --
Young Broadcasting, Inc. (3, 5)                                            3,986        8,370,600
                                                                                   --------------
Total Common Stocks (Cost $20,162,268)                                                 16,137,061

                                                                       Units
                                                                  --------------
RIGHTS, WARRANTS AND CERTIFICATES--1.7%
Champion Opco LLC Wts., Strike Price $0.000001, Exp.
1/27/20(3)                                                                67,016               --
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp.
12/18/16(3)                                                               35,695       14,456,475
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp.
12/24/24(3, 5)                                                            10,801       22,682,100
                                                                                   --------------
Total Rights, Warrants and Certificates (Cost $31,265,689)                             37,138,575

                                                                      Shares
                                                                  --------------
INVESTMENT COMPANY--8.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.25%(5, 8) (Cost $175,969,569)                                      175,969,569      175,969,569
                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,318,026,823)                          104.0%   2,278,977,756

Liabilities in Excess of Other Assets                                       (4.0)     (86,704,126)
                                                                           -----   --------------
Net Assets                                                                 100.0%  $2,192,273,630
                                                                           =====   ==============

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Issue is in default. See accompanying Notes.

(3.) Non-income producing security.

(4.) Interest or dividend is paid-in-kind, when applicable.


                   15 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       PRINCIPAL                                     PRINCIPAL
                                                        AMOUNT/                                      AMOUNT/
                                                      UNITS/SHARES      GROSS         GROSS        UNITS/SHARES
                                                     JULY 30, 2010    ADDITIONS     REDUCTIONS   OCTOBER 29, 2010
                                                     -------------   -----------   -----------   ----------------
Alpha Media Group, Inc.                                     8,587             --            --            8,587
Alpha Media Group, Inc., Preferred                          1,145             --            --            1,145
Alpha Media Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.90%, 5/15/13        17,970,635        551,100            --       18,521,735
Oppenheimer Institutional Money Market Fund, Cl. E     85,152,058    252,287,233   161,469,722      175,969,569
Young Broadcasting, Inc.                                       --          3,986            --            3,986
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%, 6/30/15                --      8,872,306            --        8,872,306
Young Broadcasting, Inc. Wts., Strike Price
$0.01, Exp. 12/24/24                                           --         10,801            --           10,801

                                                         VALUE       INCOME
                                                     ------------   --------
Alpha Media Group, Inc.                              $         --   $     --
Alpha Media Group, Inc., Preferred                             --         --
Alpha Media Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.90%, 5/15/13        10,649,997    320,262(a)
Oppenheimer Institutional Money Market Fund,
Cl. E                                                 175,969,569    108,895
Young Broadcasting, Inc.                                8,370,600         --
Young Broadcasting, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 8%, 6/30/15         8,909,277    227,476
Young Broadcasting, Inc. Wts., Strike Price
$0.01, Exp. 12/24/24                                   22,682,100         --
                                                     ------------   --------
                                                     $226,581,543   $656,633
                                                     ============   ========

(a.) All or portion of the transaction were the result of non-cash dividends.

(6.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,459,063 or 0.07% of the Fund's net assets as of October 29, 2010.

(7.) Restricted security. The aggregate value of restricted securities as of October 29, 2010 was $2,407,500, which represents 0.11% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                          ACQUISITION                                UNREALIZED
SECURITY                                                      DATE           COST         VALUE     DEPRECIATION
-----------------------------------------------------   ---------------   ----------   ----------   ------------
LightPoint CLO Ltd. VII, 4.376% Collateralized Loan
Obligations Sub. Deferrable Nts., Series 2007-7A, Cl.
D, 5/15/21                                              6/19/07-8/17/09   $4,163,340   $2,407,500    $1,755,840

(8.) Rate shown is the 7-day yield as of October 29, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:


                   16 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                      LEVEL 1--        LEVEL 2--         LEVEL 3--
                                     UNADJUSTED          OTHER          SIGNIFICANT
                                       QUOTED         SIGNIFICANT      UNOBSERVABLE
                                       PRICES      OBSERVABLE INPUTS       INPUTS         VALUE
                                    ------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans                     $         --     $1,985,530,052     $        --   $1,985,530,052
Loan Participations                           --          4,500,042              --        4,500,042
Corporate Bonds and Notes                     --         57,454,179       2,248,278       59,702,457
Preferred Stocks                              --                 --              --               --
Common Stocks                                 --          7,260,478       8,876,583       16,137,061
Rights, Warrants and Certificates             --         14,456,475      22,682,100       37,138,575
Investment Company                   175,969,569                 --              --      175,969,569
                                    ------------     --------------     -----------   --------------
Total Assets                        $175,969,569     $2,069,201,226     $33,806,961   $2,278,977,756
                                    ------------     --------------     -----------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                   17 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 29, 2010, securities with an aggregate market value of $1,990,030,094, representing 90.77% of the Fund's net assets were comprised of Senior Loans.


                   18 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. Information concerning securities in default as of October 29, 2010 is as follows:

Cost                                $114,435,662
Market Value                        $ 45,697,404
Market Value as a % of Net Assets           2.08%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RESTRICTED SECURITIES

As of October 29, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $10,000,000 at October 29, 2010. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At October 29, 2010, these commitments have a market value of $10,088,830 and have been included as Corporate Loans in the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,321,921,148
                                 ==============
Gross unrealized appreciation    $   75,489,938
Gross unrealized depreciation      (118,433,330)
                                 --------------
Net unrealized depreciation      $  (42,943,392)
                                 ==============


                   19 | Oppenheimer Senior Floating Rate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010